Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures
The Board of Directors of
Dutch Mortgage Finance 2025-1 B.V.
Basisweg 10
Amsterdam
1043AP
Netherlands
(the “Issuer”)

The Directors of
Citibank N.A., London Branch
Citigroup Centre
Canada Square, Canary Wharf
London
E14 5LB
United Kingdom
(the “Seller”)

Citibank Europe plc
1 North Wall Quay
Dublin 1
Ireland
(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

7 October 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY DUTCH MORTGAGE FINANCE 2025-1 B.V. OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger and Lead Manager, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Directors of the Seller, the Arranger and Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2025 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger and Lead Manager and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1. Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘RNHB_Base Final Data Tape_Jan 2025 DMWF + DPF2020_2 v2.xlsm’ (the “First Pool Run”) containing an account number for each of the 1,460 loans in the First Loan Pool excluding loans with a nil current loan amount and the data file ‘RNHB_Base Final Data Tape_Jul 2025 DMWF + DPF + Vitru updated3_DPF 21-1 For Deloitte.xlsm’ (the “Second Pool Run”) containing an account number for each of the 1,066 loans in the Second Loan Pool.

A random sample of 418 loans was selected from the First Pool Run and 403 loans was selected from the Second Pool Run using the sampling approach below (the “First Loan Pool Sample” and “Second Loan Pool Sample” and together the “Sample Pools”).

The Seller then provided us with the data files ‘RNHB_Base Final Data Tape_Jan 2025 DMWF + DPF2020_2 v2.xlsm’ containing information for each loan in the First Loan Pool Sample (the “First Sample Pool”) as at 31 January 2025 (the “First Sample Pool Cut-off Date”) and ‘RNHB_Base Final Data Tape_Aug 2025 AUP.xlsm’ containing information for each loan in the Second Loan Pool Sample (the “Second Sample Pool”) as at 31 August 2025 (the “Second Sample Pool Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pools during the period 13 to 26 March 2025 and 15 to 19 September 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pools contained in the First Pool Run and the Second Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.
Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.17 for the First Pool Sample and 3.1 to 3.7 for the Second Sample Pool under the pool agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run and the Second Pool Run information relating to the Sample Pools agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the mortgage agreement, valuation report, internal valuation documentation by internal valuer or inspection report (together, the “valuation report”), mortgage deed, land registry print, interest renewal letter and the Hyarchis servicing system, Power BI tool (Customer View Dashboard) and Close Mid Office & Close Backoffice (together, the “System”) and the data file ‘DataTape_Jan25_EoM.xlsx’ (the “System Extract”).

Objectives

On the assumption that the information in the First Pool Run and the Second Pool Run are a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run and the Second Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pools, we have re-calculated the percentage errors that there might be in the First Pool Run and the Second Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2. Pool agreed upon procedures – First Loan Pool

For each loan in the First Sample Pool, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed upon procedures performed:

2.1	Loan Part ID
For each loan in the First Sample Pool, we confirmed whether the loan part ID shown on the First Sample Pool agreed to that shown on the System. We found that the loan part ID shown on the First Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.2	Borrower Name(s)
For each loan in the First Sample Pool, we confirmed whether the borrower or guarantor name(s) shown on the System substantially agreed to that shown on the mortgage agreement or mortgage deed. Substantially agreed is defined as being able to identify the name(s) where minor spelling errors or reversals of initials had occurred. We found that the borrower or guarantor name(s) shown on the System substantially agreed to that shown on the mortgage agreement or mortgage deed, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.3	Property Address
For each loan in the First Sample Pool, we confirmed whether the property address shown on the First Sample Pool substantially agreed to that shown on the mortgage deed, valuation report or mortgage agreement. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address shown on the First Sample Pool substantially agreed to that shown on the mortgage deed, valuation report or mortgage agreement, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.4	Original Loan Amount
For each loan in the First Sample Pool, we confirmed whether the original loan amount shown on the First Sample Pool agreed, to within +/- €1,000, to that shown on the mortgage agreement or interest renewal letter. We found that the original loan amount shown on the First Sample Pool agreed, to within +/- €1,000, to that shown on the mortgage agreement or interest renewal letter, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Origination Date
For each loan in the First Sample Pool, we confirmed whether the origination date shown on the First Sample Pool agreed, to within +/- 60 days, to that shown on the mortgage deed or mortgage agreement. We found that the origination date shown on the First Sample Pool agreed, to within +/- 60 days, to that shown on the mortgage deed or mortgage agreement, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.6	Current Maturity Date
For each loan in the First Sample Pool, we confirmed whether the current maturity date shown on the First Sample Pool agreed, to within +/- 60 days, to that shown on the System or the System Extract. We found that the current maturity date shown on the First Sample Pool agreed, to within +/- 60 days, to that shown on the System or the System Extract, except for 1 case.
Deloitte Reference	Description of exception
DT261	Sample Pool = 01/02/2026; System = 01/05/2025
As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.
2.7	Principal Repayment Basis
For each loan in the First Sample Pool, we confirmed whether the principal repayment basis shown on the First Sample Pool agreed to that shown on the mortgage agreement or interest renewal letter. We found that the principal repayment basis shown on the First Sample Pool agreed to that shown on the mortgage agreement or interest renewal letter, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.8	Document Signatories
For each loan in the First Sample Pool, we confirmed whether the mortgage agreement was signed in the space designated for the borrower(s) or guarantor(s). We found that the mortgage agreement was signed in the space designated for the borrower(s) or guarantor(s), with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.9	Current Market Value
For each loan in the First Sample Pool, we confirmed whether the current market value shown on the First Sample Pool at an individual property level or aggregate property level agreed, to within +/- 1%, to that shown on the valuation report or to the calculation of 1.05 multiplied by the maximum loan amount in accordance with the originator’s underwriting policy of (predecessors of) the originator. We found that the current market value shown on the First Sample Pool at an individual property level or aggregate property level agreed, to within +/- 1%, to that shown on the valuation report or to the calculation of 1.05 multiplied by the maximum loan amount in accordance with the originator’s underwriting policy of (predecessors of) the originator, except for 1 case.
Deloitte Reference	Description of exception
DT411	Sample Pool = 340,000; valuation report = 335,000
As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10	Current Market Valuation Date
For each loan in the First Sample Pool, we confirmed whether the current market valuation date shown on the First Sample Pool at an individual property level or aggregate property level agreed, to within +/- 90 days, to that shown on the valuation report. We found that the current market valuation date shown on the First Sample Pool at an individual property level or aggregate property level agreed, to within +/- 90 days, to that shown on the valuation report, except for 11 cases.
Deloitte Reference	Description of exception
DT003	Sample Pool = 17/04/2024; valuation report = 28/05/2018
DT080	Sample Pool = 19/11/2019; valuation report = 28/06/2019
DT112	Sample Pool = 11/12/2020; valuation report = 11/12/2019
DT122	Sample Pool = 08/10/2020; valuation report = 08/01/2020
DT135	Sample Pool = 22/04/2020; valuation report = 16/01/2020
DT148	Sample Pool = 21/06/2020; valuation report = 18/02/2020
DT149	Sample Pool = 23/06/2020; valuation report = 19/03/2020
DT198	Sample Pool = 27/09/2018; valuation report = 10/07/2020
DT206	Sample Pool = 16/12/2019; valuation report = 02/10/2020
DT411	Sample Pool = 01/06/2017; valuation report = 19/11/2014
DT415	Sample Pool = 17/04/2024; valuation report = 28/05/2018

As a result of the procedure performed there is a 99% confidence that not more than 5% of the First Pool Run contained errors.

2.11	Property Type
For each loan in the First Sample Pool, we confirmed whether the property type shown on the First Sample Pool agreed to that shown on the valuation report or the mortgage deed. We found that the property type shown on the First Sample Pool agreed to that shown on the valuation report or the mortgage deed, except for 3 cases.
Deloitte Reference	Description of exception
DT151	Sample Pool = Residential house; valuation report/mortgage deed = Apartment
DT311	Sample Pool = Residential house; valuation report/mortgage deed = Residential complex
DT383	Sample Pool = Residential house; valuation report/mortgage deed = Apartment
As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.
2.12	Rangorde (Lien)
For each loan in the First Sample Pool, we confirmed whether the lien shown on the First Sample Pool agreed to that shown on the mortgage deed or land registry print. We found that the lien shown on the First Sample Pool agreed to that shown on the mortgage deed or land registry print, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.13	Interest Rate Type
For each loan in the First Sample Pool, we confirmed whether the interest rate type shown on the First Sample Pool agreed to that shown on the System. We found that the interest rate type shown on the First Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Interest Rate
For each loan in the First Sample Pool, we confirmed whether the interest rate shown on the First Sample Pool agreed to that shown on the System or the System Extract. We found that the interest rate shown on the First Sample Pool agreed to that shown on the System or the System Extract, except for 1 case.
Deloitte Reference	Description of exception
DT410	Sample Pool = NULL; System = 4.80%
As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.
2.15	Next Interest Reset Date
For each loan in the First Sample Pool, we confirmed whether the next interest reset date shown on the First Sample Pool agreed to that shown on the System or the System Extract. We found that the next interest reset date shown on the First Sample Pool agreed to that shown on the System or the System Extract, except for 1 case.
Deloitte Reference	Description of exception
DT261	Sample Pool = 01/02/2026; System = 01/05/2025
As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.
2.16	Current Loan Balance
For each loan in the First Sample Pool, we confirmed whether the current loan balance shown on the First Sample Pool agreed to that shown on the System as at the First Sample Pool Cut-off Date. We found that the current loan balance shown on the First Sample Pool agreed to that shown on the System as at the First Sample Pool Cut-off Date, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
2.17	Amount in Arrears
For each loan in the First Sample Pool, we confirmed whether the amount in arrears shown on the First Sample Pool agreed to that shown on the System as at the First Sample Pool Cut-off Date. We found that the amount in arrears shown on the First Sample Pool agreed to that shown on the System as at the First Sample Pool Cut-off Date, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.
3.	Pool agreed upon procedures – Second Loan Pool

3.1	Loan Part ID
For each loan in the Second Sample Pool, we confirmed whether the loan part ID shown on the Second Sample Pool agreed to that shown on the System. We found that the loan part ID shown on the Second Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.
3.2	Current Maturity Date
For each loan in the Second Sample Pool, we confirmed whether the current maturity date shown on the Second Sample Pool agreed, to within +/- 60 days, to that shown on the System. We found that the current maturity date shown on the Second Sample Pool agreed, to within +/- 60 days, to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.

3.3	Interest Rate Type
For each loan in the Second Sample Pool, we confirmed whether the interest rate type shown on the Second Sample Pool agreed to that shown on the System. We found that the interest rate type shown on the Second Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.
3.4	Interest Rate
For each loan in the Second Sample Pool, we confirmed whether the interest rate shown on the Second Sample Pool agreed to that shown on the System. We found that the interest rate shown on the Second Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.
3.5	Next Interest Reset Date
For each loan in the Second Sample Pool, we confirmed whether the next interest reset date shown on the Second Sample Pool agreed to that shown on the System. We found that the next interest reset date shown on the Second Sample Pool agreed to that shown on the System, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.
3.6	Current Loan Balance
For each loan in the Second Sample Pool, we confirmed whether the current loan balance shown on the Second Sample Pool agreed to that shown on the System as at the Second Sample Pool Cut-off Date. We found that the current loan balance shown on the Second Sample Pool agreed to that shown on the System as at the Second Sample Pool Cut-off Date, with no exception.
As a result of the procedure performed there is a 99% confidence that not more than 1% of the Second Pool Run contained errors.
3.7	Amount in Arrears
For each loan in the Second Sample Pool, we confirmed whether the amount in arrears shown on the Second Sample Pool agreed to that shown on the System as at the Second Sample Pool Cut-off Date. We found that the amount in arrears shown on the Second Sample Pool agreed to that shown on the System as at the Second Sample Pool Cut-off Date, except for 1 case.
Deloitte Reference	Description of exception
DT261	Sample Pool = 0; System = 607.57
As a result of the procedure performed there is a 99% confidence that not more than 2% of the Second Pool Run contained errors.
4. Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

5. Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 24 September 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger and Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on 0113 292 1299.

Yours truly,

Deloitte LLP